Consolidated Statement of Profit/ (Loss) and Other Comprehensive Income/ (Loss) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 INR (₨) ₨ / shares		Mar. 31, 2024 INR (₨) ₨ / shares		Mar. 31, 2023 INR (₨) ₨ / shares
Revenue
Rendering of services	$ 86,427	₨ 7,383,464		₨ 3,583,798		₨ 3,405,548
Other revenue	6,685	571,058		606,099		421,717
Total revenue	93,112	7,954,522		4,189,897		3,827,265
Other income	1,275	108,957		102,362		152,520
Service cost	47,279	4,039,046		866,039		669,098
Personnel expenses	18,685	1,596,258		1,348,215		1,148,434
Marketing and sales promotion expenses	5,035	430,106		459,935		336,472
Other operating expenses	20,830	1,779,465		1,579,352		1,554,963
Depreciation and amortization	3,616	308,899		197,527		190,152
Impairment of loan to joint venture						1,000
Results from operations	(1,058)	(90,295)		(158,809)		79,666
Finance income	2,433	207,824		170,714		28,944
Finance cost	(1,251)	(106,877)		(286,998)		(326,399)
Listing and related expenses				(54,238)		(23,591)
(Loss)/ Profit before taxes	124	10,652		(329,331)		(241,380)
Tax (expense)/ benefit	150	12,849		(37,174)		(46,788)
(Loss)/ Profit for the year	274	23,501		(366,505)		(288,168)
Other comprehensive income/(loss) Items not to be reclassified to profit or loss in subsequent years (net of taxes)
Remeasurement loss on defined benefit plan, net of taxes	(35)	(3,061)	[1]	(6,006)	[1]	(10,713)	[1]
Items that are or may be reclassified subsequently to profit or loss (net of taxes)
Foreign currency translation differences gain/ (loss)	2,370	202,414		(15,027)		1,245
Other comprehensive (loss)/ income for the year, net of tax	2,335	199,353		(21,033)		(9,468)
Total comprehensive (loss)/ income for the year, net of tax	2,609	222,854		(387,538)		(297,636)
(Loss)/ Profit attributable to:
Owners of the Parent Company	(1,252)	(106,925)		(350,943)		(289,243)
Non-controlling interest	1,526	130,426		(15,562)		1,075
Total comprehensive (loss)/ income attributable to:
Owners of the Parent Company	1,095	93,510		(369,860)		(298,563)
Non-controlling interest	1,514	129,344		(17,678)		927
Total comprehensive (loss)/ income for the year	$ 2,609	₨ 222,854		₨ (387,538)		₨ (297,636)
Loss per share
Basic | (per share)	$ (0.02)	₨ (1.73)		₨ (5.60)		₨ (4.59)
Diluted | (per share)	$ (0.02)	₨ (1.73)		₨ (5.60)		₨ (4.59)

[1]	Refer to Note 31 for the movement during the year.